Recent Accounting Pronouncements (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jan. 01, 2019 USD ($)	Jan. 01, 2018 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total revenues	$ 943,917,000	$ 776,493,000	$ 431,178,000
Cost of Goods and Services Sold	402,294,000	381,306,000	77,368,000
Operating lease right-of-use asset (notes 2 and 12)	19,560,000	0
Accrued revenue (notes 2 and 3)	106,872,000	17,943,000
Accounting Standards Update 2014-09 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total revenues	321,200,000	292,600,000
Cost of Goods and Services Sold		292,600,000
Cumulative impact to opening equity					$ 0
Accrued revenue (notes 2 and 3)		17,900,000
ASU 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use asset (notes 2 and 12)				$ 11,000,000
Reimbursable voyage costs [Member] | Accounting Standards Update 2014-09 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total revenues		20,700,000
Cost of Goods and Services Sold		20,700,000
Voyage charter
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total revenues	881,603,000	$ 671,928,000	$ 125,774,000
Voyage charter | Accounting Standards Update 2014-09 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cost of Goods and Services Sold	$ 321,200,000
Variable Interest Entity, Primary Beneficiary [Member] | ASU 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Finance leased assets, number of units | vessel	14